Discontinued Operations (Details) - Schedule of statement of operations - Discontinued Operations [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues
Mining income					$ 8,150	$ 1,868
Other revenue					29
Total Revenues	$ 833	$ 2,993	$ 4,173	$ 9,244	8,179	1,868
Operating costs and expenses
Mining cost	(457)	(377)	(1,385)	(852)	815	433
General and administrative	199	10	678	12	291	4
Depreciation		1,283	910	2,824	1,637	827
Total Operating Costs and Expenses	1,956	1,670	5,234	3,688	2,743	1,264
Gain from Discontinued Operations					5,436	604
Other Income (Expenses)
Gain (loss) on sale of fixed assets					(146)	17
Fair value gain on previously held equity interest					(18)
Other income (expenses), net	(6)	(131)	(6)	(138)	58	(29)
Total Other Income					(106)	12
Income before net loss of equity method investee	(1,129)	1,167	(1,067)	5,348	5,330	592
Share of net loss of equity method investee		(24)		(80)	(94)	(39)
Net income from discontinued operations	$ (1,129)	$ 1,143	$ (1,067)	$ 5,268	$ 5,236	$ 553